Related Party Transactions (Details) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 02, 2025	Mar. 01, 2024	Jun. 30, 2022	Jun. 30, 2022	Jul. 31, 2025	Jul. 31, 2024
Related Party Transactions [Line Items]
Lease term		2 years	5 years	5 years
Lease maturity term			May 2027
Rental fee	$ 1,000	$ 3,000		$ 20,000	$ 12,000	$ 95,000
Mr. Jun Liu [Member]
Related Party Transactions [Line Items]
Repaid loans					$ 93,013